OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT ASSETS	NOTE 15 — OTHER NON-CURRENT ASSETS As of December 31, 2022 and 2021, other non-current assets were $26,108 and $501,750, respectively.